Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	$ 63,637	$ 62,907	$ 49,996
Less accumulated depreciation	(5,316)	(4,392)	(3,101)
Property and equipment - net	58,321	58,515	46,895
Laboratory And Manufacturing Equipment
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	28,269	28,101	8,176
Land And Buildings
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	10,783	10,404
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	1,582	1,614	1,742
Computer Equipment and Software
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	476	463	176
Capitalized Software
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	232	228	17
Construction in Process
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	$ 22,295	$ 22,097	$ 35,551